Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Break-Out of this Net Balance Due	The break-out of this net balance due as of June 30, 2026 and December 31, 2025 by BIHL consolidated entity is as follows:
Legal entity name	As of June 30, 2026	As of December 31, 2025
	(due to)/ due from	(due to)/ due from
FGR-BPL	$(3,617,908)	$(4,095,827)
Future Global Resources Limited (“FGR”)	2,129,455	2,164,636
Blue International Holdings Limited (“BIHL”)	2,337,202	2,437,041
	$848,749	$505,850